SUPPLEMENT TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
OF WELLS FARGO MULTI-ASSET FUNDS
For the Wells Fargo Absolute Return Fund (the “Fund”)

Effective immediately, John Thorndike is added as a portfolio manager to the Fund.
I. Prospectus Effective immediately, the Fund Management table included in the section entitled “Fund Summary” for the Fund, is replaced to reflect the addition of the portfolio manager.

Manager	Portfolio Manager[1], Title/Managed Since
Wells Fargo Funds Management, LLC	Ben Inker, CFA, Portfolio Manager/2012 John Thorndike, Portfolio Manager/2019
1.	The Fund invests substantially all of its investable assets directly in Benchmark-Free Allocation Fund, for which GMO serves as investment adviser. Mr. Inker, (since 2003) and Mr. Thorndike (since 2019) are primarily responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund.

In addition, the section entitled “The Sub-Advisers and Portfolio Managers” is supplemented with the following:

John Thorndike	Mr. Thorndike has been responsible for overseeing the portfolio management of asset allocation portfolios since 2015.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Portfolio Manager
John Thorndike[1]	Registered Investment Companies Managed (including other non-GMO mutual fund subadvisory relationships)
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles Managed (world-wide)
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts Managed (world-wide)
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	John Thorndike became a portfolio manager of the GMO Benchmark-Free Allocation Fund on June 30, 2019. The information presented in this table is as of April 30, 2018, at which time John Thorndike was not a portfolio manager.

Portfolio Manager Fund Holdings[1]
Portfolio Manager	Fund	Dollar Range of Holdings in Fund
John Thorndike[2]	Absolute Return Fund GMO Benchmark-Free Allocation Fund	$0 $0
1.	The Fund invests substantially all of its investable assets directly in Benchmark-Free Allocation Fund, for which GMO serves as investment adviser. Mr. Inker, (since 2003) and Mr. Thorndike (since 2019) are primarily responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund.
2.	John Thorndike became a portfolio manager of the GMO Benchmark-Free Allocation Fund on June 30, 2019. The information presented in this table is as of April 30, 2018, at which time John Thorndike was not a portfolio manager.

July 1, 2019	AFAM079/P503SP